Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) - Jun. 30, 2015 - Interest Rate Swaps [Member] - USD ($)	Total
Derivative [Line Items]
Notional Amount	$ 1,659,709,000
Fair Value / Carrying Amount of Assets (Liability)	$ (194,252,000)
Swap Agreement One [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	$ 600,000,000
Fair Value / Carrying Amount of Assets (Liability)	$ (142,385,000)
Weighted-Average Remaining Term (years)	10 years 3 months 18 days
Fixed Interest Rate	4.80%
Swap Agreement Two [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	$ 879,709,000
Fair Value / Carrying Amount of Assets (Liability)	$ (42,431,000)
Weighted-Average Remaining Term (years)	5 years 10 months 24 days
Fixed Interest Rate	2.50%
Swap Agreement Three [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	$ 180,000,000
Fair Value / Carrying Amount of Assets (Liability)	$ (9,436,000)
Weighted-Average Remaining Term (years)	1 month 6 days
Fixed Interest Rate	3.40%